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                     SUPPLEMENT DATED APRIL 12, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 31, 2005
                         VAN KAMPEN SERIES FUND, INC.,
                        ON BEHALF OF EACH OF ITS SERIES,
                         VAN KAMPEN AMERICAN VALUE FUND
                         VAN KAMPEN EQUITY GROWTH FUND
                    VAN KAMPEN GLOBAL EQUITY ALLOCATION FUND
                        VAN KAMPEN GLOBAL FRANCHISE FUND
                        VAN KAMPEN EMERGING MARKETS FUND
                      VAN KAMPEN GLOBAL VALUE EQUITY FUND,
                       EACH AS PREVIOUSLY SUPPLEMENTED ON
             JANUARY 11, 2006, JANUARY 31, 2006 AND MARCH 21, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The second sentence in the third paragraph in the section entitled "GENERAL INFORMATION" is hereby deleted in its entirety and replaced with the following:

     Morgan Stanley Investment Management Limited ("MSIM Limited") is a sub-adviser to Global Franchise Fund and Global Value Equity Fund. Morgan Stanley Investment Management Company ("MSIM Company") is a sub-adviser to Emerging Markets Fund (each of MSIM Company and MSIM Limited, the
"Sub-Adviser").

     (2) The second sentence in the fourth paragraph of the section entitled "GENERAL INFORMATION" is hereby deleted in its entirety and replaced with the following:

     MSIM Limited and MSIM Company are wholly owned subsidiaries of Morgan Stanley.

     (3) The following is added as the last sentence of the fourth paragraph in the section entitled "GENERAL INFORMATION":

     The principal office of MSIM Company is located at 23 Church Street, 16-01 Capital Square, Singapore 049481.

     (4) The following is added after the first sentence in the fifth paragraph of the section entitled "INVESTMENT ADVISORY AGREEMENTS":

     MSIM Company is the investment sub-adviser to Emerging Markets Fund.

     (5) The last paragraph in the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS -- EMERGING MARKETS FUND" is hereby deleted in its entirety.

     (6) The last line of the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS -- EMERGING MARKETS FUND" is hereby deleted in its entirety.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                MSEMSPTSAI  4/06